RELATED PARTY TRANSACTIONS - Key Management Personnel (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($) item	Mar. 31, 2021 CAD ($)
RELATED PARTY TRANSACTIONS
Number of directors | item	16
Salaries	$ 3,038,525	$ 1,361,495
Share-based compensation (Note 16)	1,871,777	288,148
Key Management Personnel	$ 4,910,302	$ 1,649,643